ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2025
ACCOUNTING ESTIMATES AND JUDGMENTS
ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 5 - ACCOUNTING ESTIMATES AND JUDGMENTS
In applying accounting practices, AXIA Energia Management uses judgments and estimates related to the carrying amounts of revenues, expenses, assets and liabilities, as well as the disclosures in the explanatory notes.
The estimates and their assumptions are based on historical experience and other factors considered relevant and are constantly reviewed. The effects of the reviews to accounting estimates are recognized in the year in which the estimates are revised.
Although these estimates and assumptions are permanently monitored and reviewed by the Company’s Management, the materialization of the book value of revenues, expenses, assets and liabilities is inherently uncertain, due to the use of judgment. As a consequence, the Company may suffer effects as a result of imprecision in these estimates and judgments that are substantial in future periods, which may have a material adverse effect on its financial condition, on the results of its activities and / or on its cash flows.
Below, lists the accounting estimates evaluated as the most critical by the Management of AXIA Energia and its subsidiaries, with their details within each explanatory note:

No.	Note	Significant estimates and judgments
9/13	Accounts receivable/Financing and loans receivable	Expected Credit Loss Assessment
12	Deferred income tax and social contribution - asset	Realization of tax credits based on estimates of future taxable income
10	Contractual Transmission Assets	Remuneration rate for concession contracts, price allocation to performance obligations and cash flow forecast
16.3/19/22	Losses on investments, recoverable value of long-term assets and onerous contracts	Present value of future cash flows, considering the discount rate determined by the Company
16.1	Business Combination	Fair value of the assets and liabilities of the transaction
23	Post-employment Benefit	Actuarial assumptions of post-employment benefit plans
27	Provisions for litigation and contingent liabilities	Estimates of losses in legal proceedings
37.3.2	Derivative Financial Instruments	Fair value of financial instruments